Preferred Stock [Text Block]	6 Months Ended
Sep. 30, 2016
Equity [Abstract]
Preferred Stock [Text Block]

10.    PREFERRED STOCK

Pursuant to the Articles of Incorporation, MUFG had been authorized to issue 400,000,000 shares of Class 5 Preferred Stock, 200,000,000 shares of Class 6 Preferred Stock, and 200,000,000 shares of Class 7 Preferred Stock without par value at March 31, 2016 and September 30, 2016.

On June 25, 2015, amendments to the Articles of Incorporation were made with respect to the First Series of Class 5 and Class 11 Preferred Stock. As a result, the total number of shares of preferred stock authorized to be issued by MUFG was decreased by 1,000 shares, and the total number of the First Series of Class 5 and Class 11 Preferred Stock authorized to be issued was reduced to nil. The authority to issue the Second, Third and Fourth Series of Class 5 was not affected by these amendments. The authority to issue Class 11 Preferred Shares was removed.

As of March 31, 2016 and September 30, 2016, there was no preferred stock outstanding and the entire amount of Capital stock on the condensed consolidated balance sheets consisted of only common stock.

The aggregated amount by liquidation preference of these preferred stocks at March 31, 2016 and September 30, 2016 are also nil.

See Note 17 to the consolidated financial statements for the fiscal year ended March 31, 2016 for further information about preferred stock.